Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Sub Total [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 44,685	$ 10,116,296	$ (13,086,318)	$ (430,255)	$ (3,355,592)	$ (649,854)	$ (4,005,446)
Beginning balance, shares at Dec. 31, 2021	44,685,673
Stock based compensation		217,723			217,723		217,723
Stock issued for services	$ 10	29,990			30,000		30,000
Stock issued for services, shares	10,000
Foreign currency translation adjustment				162,707	162,707		162,707
Loss attributable to non-controlling interests						(34,327)	(34,327)
Net loss			(25,442,979)		(25,442,979)		(25,442,979)
Ending balance, value at Jun. 30, 2022	$ 44,795	10,663,909	(38,529,297)	(267,548)	(28,088,141)	(684,181)	(28,772,322)
Ending balance, shares at Jun. 30, 2022	44,795,673
Beginning balance, value at Mar. 31, 2022	$ 44,685	10,224,556	(13,581,058)	(635,508)	(3,947,325)	(664,516)	(4,611,841)
Beginning balance, shares at Mar. 31, 2022	44,685,673
Stock based compensation		109,463			109,463		109,463
Stock issued for services	$ 10	29,990			30,000		30,000
Stock issued for services, shares	10,000
Foreign currency translation adjustment				367,960	367,960		367,960
Loss attributable to non-controlling interests						(19,665)	(19,665)
Net loss			(24,948,239)		(24,948,239)		(24,948,239)
Ending balance, value at Jun. 30, 2022	$ 44,795	10,663,909	(38,529,297)	(267,548)	(28,088,141)	(684,181)	(28,772,322)
Ending balance, shares at Jun. 30, 2022	44,795,673
Beginning balance, value at Dec. 31, 2022	$ 53,442	19,391,400	(21,631,241)	(247,760)	(2,434,159)	(737,759)	(3,171,918)
Beginning balance, shares at Dec. 31, 2022	53,442,147
Stock based compensation		217,723			217,723		217,723
Stock issued for services	$ 6,076	426,037			432,113		432,113
Stock issued for services, shares	6,075,578
Foreign currency translation adjustment				10,092	10,092		10,092
Loss attributable to non-controlling interests						(4,241)	(4,241)
Net loss			(2,523,649)		(2,523,649)		(2,523,649)
Stock Issued During Period, Value, Conversion of Units	$ 22,252	1,617,144			1,639,396		1,639,396
Conversion of convertible notes and accrued interest to common stock , shares	22,249,857
Conversion of convertible notes and accrued interest to common stock	$ 22,252	1,617,144			1,639,396		1,639,396
Stock issued for LFR Acquisition	$ 2,400	269,520			271,920		271,920
Stock issued for LFR Acquisition , shares	2,400,000
Reclassification of derivative liabilities to APIC		1,011,451			1,011,451		1,011,451
Ending balance, value at Jun. 30, 2023	$ 96,319	23,728,202	(24,154,890)	(237,668)	(568,037)	(742,000)	(1,310,037)
Ending balance, shares at Jun. 30, 2023	96,317,252
Beginning balance, value at Mar. 31, 2023	$ 61,137	20,092,577	(23,867,971)	(260,890)	(3,975,147)	(738,003)	(4,713,150)
Beginning balance, shares at Mar. 31, 2023	61,136,808
Stock based compensation		109,463			109,463		109,463
Stock issued for services	$ 6,048	360,711			366,759		366,759
Stock issued for services, shares	6,047,680
Foreign currency translation adjustment				23,222	23,222		23,222
Loss attributable to non-controlling interests						(3,997)	(3,997)
Net loss			(286,919)		(286,919)		(286,919)
Stock Issued During Period, Value, Conversion of Units	$ 16,985	1,359,073			1,376,058		1,376,058
Conversion of convertible notes and accrued interest to common stock , shares	16,983,094
Conversion of convertible notes and accrued interest to common stock	$ 16,985	1,359,073			1,376,058		1,376,058
Reclassification of derivative liabilities to APIC		1,011,451			1,011,451		1,011,451
Ending balance, value at Jun. 30, 2023	$ 96,319	$ 23,728,202	$ (24,154,890)	$ (237,668)	$ (568,037)	$ (742,000)	$ (1,310,037)
Ending balance, shares at Jun. 30, 2023	96,317,252